Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands					1 Months Ended		12 Months Ended
	Dec. 30, 2020 shares	Aug. 17, 2017 USD ($) $ / shares shares	Jun. 15, 2016 USD ($) $ / shares shares	May 15, 2014 USD ($) $ / shares shares	Nov. 30, 2021 USD ($)	Aug. 31, 2020 $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2021 $ / shares shares	Oct. 29, 2020 $ / shares shares
Document Document And Entity Information [Line Items]
Preferred stock, shares authorized									100,000,000
Common stock, par value per share | $ / shares							$ 0.0001
Preferred stock, par value per share | $ / shares									$ 0.0001
Preferred stock dividend rate							8.00%
Dividend paid | $								$ 0
Dividend declared | $							$ 0
Warrants exercise price per share | $ / shares							$ 11.50
Settlement of warrant liability | $							$ 19,942	0
Additional paid-in capital | $							$ 418,575	$ 10,131
Common Class A
Document Document And Entity Information [Line Items]
Shares authorized									1,000,000,000
Common stock, par value per share | $ / shares							$ 0.0001	$ 0.0001
Description of voting rights of common stock							Each holder of shares of Class A common stock will be entitled to one vote for each share
Common stock, number of vote per share | Vote							1
Class B common stock
Document Document And Entity Information [Line Items]
Shares authorized									15,000,000
Common stock, par value per share | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001
Description of voting rights of common stock							each holder of shares of Class B common stock will be entitled to nine votes for each share
Common stock, number of vote per share | Vote							9
Series A Preferred Stock
Document Document And Entity Information [Line Items]
Preferred stock, shares authorized							0	12,671,911
Preferred stock, par value per share | $ / shares							$ 0.0001	$ 0.0001
Preferred stock shares issued				5,506,734			0	21,615,723
Shares issued, price per share | $ / shares				$ 4.1767
Proceeds from issue of preferred stock | $				$ 22,900
Convertible notes payable | $				$ 8,000
Conversion of stock, shares issued				7,165,177
Series B Preferred Stock
Document Document And Entity Information [Line Items]
Preferred stock, shares authorized							0	4,869,754
Preferred stock, par value per share | $ / shares							$ 0.0001	$ 0.0001
Preferred stock shares issued			4,869,754				0	8,306,818
Shares issued, price per share | $ / shares			$ 7.2615
Proceeds from issue of preferred stock | $			$ 35,228
Series C Preferred Stock
Document Document And Entity Information [Line Items]
Preferred stock, shares authorized							0	9,126,525
Preferred stock, par value per share | $ / shares							$ 0.0001	$ 0.0001
Preferred stock shares issued		5,270,120					0	12,804,176
Shares issued, price per share | $ / shares		$ 8.7078
Proceeds from issue of preferred stock | $		$ 45,800
Convertible notes payable | $		$ 15,600
Conversion of stock, shares issued		2,236,153
Common Stock
Document Document And Entity Information [Line Items]
Description of voting rights of common stock							The holders of the common stock were entitled to one vote for each share
Common stock, number of vote per share | Vote							1
Preferred stock dividend rate							8.00%
Preferred Stock
Document Document And Entity Information [Line Items]
Description of voting rights of common stock							Each holder of outstanding shares of preferred stock shall be entitled to cast the number of votes equal to the number of each share of common stock into which the shares of preferred stock held by each holder are convertible as of the record date for determining shareholders entitled to vote on such matter. Holders of preferred stock shall vote together with the holders of common stock as a single class.
Common Stock Warrant [Member] | EIB Loan Facility [Member]
Document Document And Entity Information [Line Items]
Stock issued during period warrants issued	188,916					454,899
Warrants exercise price per share | $ / shares						$ 0.0001		$ 3.97		$ 0.0001
Additional warrants issued										454,899
Warrants and rights ourstanding | $								$ 3,810
Settlement of warrant liability | $					$ 19,942
Additional paid-in capital | $								$ 542